Financial Assets at Fair Value through Other Comprehensive Income Noncurrent	12 Months Ended
Dec. 31, 2024
Non-current financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value through Other Comprehensive Income Noncurrent
9.
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - NONCURRENT

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Domestic investments
Listed and emerging stocks	$243	$126
Non-listed stocks	3,734	3,874
Foreign investments
Non-listed stocks	435	667
	$4,412	$4,667

The Company holds the above foreign and domestic stocks for medium to long-term strategic purposes and expects to profit from long-term investment. Accordingly, the management elected to designate these investments in equity instruments at FVOCI as they believe that recognizing short-term fair value fluctuations of these investments in profit or loss is not consistent with the Company’s strategy of holding these investments for long-term purposes.

The Company disposed of all its investments in UUPON Inc. (UUPON) in December 2022 and the fair value of the disposed investment was $0.2 million.

The related unrealized loss on financial assets at FVOCI was $0.1 million and transferred from other equity to retained earnings upon the aforementioned disposals in 2022.

The Company recognized dividend income of $157 million, $167 million and $240 million for the years ended December 31, 2022, 2023 and 2024, respectively, with $157 million, $167 million and $239 million from the outstanding investments on December 31, 2022, 2023 and 2024, respectively.